Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

The Magna Group of Companies Retirement Savings Plans

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

(in thousands)

EIN: 98-0095901	Plan Number: 002

December 31, 2025
(a)	(b)	(c)	(d)	(e)
		Description of Investment,
	Identity of Issuer, Borrower,	Including Maturity Date, Rate of Interest,		Current
	Lessor or Similar Party	Collateral, Par or Maturity Value	Cost	Value
	Stable Value Funds
*	Principal Global Investors Trust Co	Principal Stable Value	**	$143,649
	Deferred Income Annuities
*	Principal Life Insurance Company	Principal Pension Builder	**	3,173
	Fully Benefit Responsive Investment Contracts
	Mass Mutual	Magna Mass Mutual GTD ACCUM CNT	**	3,293
	Pooled Separate Accounts
	Principal Life Insurance Company:
*		Prin Div Intl SA-I5	**	83,578
*		Prin Equity Income SA-Z	**	72,646
*		Prin Core Plus Bond Sep Acct-Z	**	57,160
*		Prin U.S. Property SA-I5	**	24,164
	Total Pooled Separate Accounts			237,548
	Common/Collective Trusts
	JPMORGAN CHASE BANK, N.A.	JPMCB Large Cap Growth CF-A	**	187,666
	GEODE CAPITAL MGMT TRUST CO, LLC:
		SPARTAN 500 INDEX POOL D	**	360,801
		SPARTAN SMALL CAP IND POOL D	**	96,565
		SPARTAN TOTAL INTL IND CL D	**	28,037
	Principal Global Investors Trust Co:
*		Prin LifeTime Hyb 2030 CIT Q	**	309,814
*		Prin LifeTime Hyb 2040 CIT Q	**	280,604
*		Prin LifeTime Hyb 2050 CIT Q	**	228,033
*		Prin LifeTime Hyb 2020 CIT Q	**	100,968
*		Prin LifeTime Hyb 2045 CIT Q	**	83,546
*		Prin LifeTime Hyb 2035 CIT Q	**	82,518
*		Prin LifeTime Hyb 2055 CIT Q	**	74,222
*		Prin LifeTime Hyb 2060 CIT Q	**	60,323
*		Prin LifeTime Hyb 2025 CIT Q	**	51,023
*		Prin LifeTime Hyb Inc CIT Q	**	18,258
*		Prin LifeTime Hyb 2065 CIT Q	**	9,485
*		Prin LifeTime Hyb 2070 CIT Q	**	4,262
*		Prin LifeTime Hyb 2015 CIT Q	**	3,863
	Total Common/Collective Trusts			1,979,988
	Employer Securities
*	Magna International Inc.	Magna Stock	253,401	274,071
	Mutual Funds
	Fidelity Investments:
		Fidelity MID CP Index Fund	**	89,149
		Fidelity US Bond Index Fund	**	42,772
	Vanguard Group	Vanguard Emerging Mkt Stk Index Fund	**	17,586
	Total Mutual Funds			149,507
	Northwestern Mutual Life Insurance Co	Life insurance policies	**	34
*	Participant Loans	Interest rates range from (4.25% to 10.50%)	0	64,470
	Total Investments			$2,855,733

* A party in interest, as defined by ERISA.

** The cost of participant-directed investments is not required to be disclosed.